Prepaid and Other Current Assets (Details Textual) (USD $)	4 Months Ended	12 Months Ended				0 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended
	Jun. 11, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 07, 2009	Dec. 31, 2013 New York State Energy and Research Development Authority [Member]	Dec. 06, 2012 Chairman [Member]	Dec. 31, 2013 Chairman [Member]	Jan. 14, 2013 Consulting Agreement [Member]	Dec. 03, 2012 Consulting Agreement [Member]	Aug. 15, 2012 Consulting Agreement [Member]	Dec. 31, 2013 Consulting Agreement [Member]	Mar. 08, 2013 2013 Omnibus Plan [Member]	Jan. 11, 2013 2013 Omnibus Plan [Member]	Aug. 12, 2013 Management advisory services Agreement [Member]	Dec. 31, 2013 Management advisory services Agreement [Member]
Prepaid and Other Current Assets (Textual)
Stock issued value in exchange for services fully vested	$ 1,772,320					$ 316,000		$ 372,500			$ 15,000		$ 74,500	$ 3,000
Shares issued for service, Shares						200,000		250,000	13,393	18,246	11,280	150,000	50,000
Prepaid compensation		256,171	311,090			205,756	232,306						50,415		9,205
Issue of additional common stock														7,000
Agreement value														15,000
Stock issue price, Per share				$ 3.00				$ 1.49				$ 1.28		$ 1.50
Prepaid consulting fees		23,493	181,849					14,288			70,274
Period of service						3 years							3 years
Receivable for services performed					15,502
Other operating expenses		$ 1,062,067	$ 547,353